Revenue Recognition - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue by Geography
Revenues	$ 57,350	$ 55,179	$ 57,714
Americas
Revenue by Geography
Revenues	28,299	27,119	28,704
EMEA
Revenue by Geography
Revenues	17,447	16,767	17,282
Asia Pacific
Revenue by Geography
Revenues	$ 11,604	$ 11,293	$ 11,728